Investments in equity method investees - Summary of condensed income statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Investments in equity method investees
Gross profit	¥ 24,490,316	$ 3,502,069	¥ 25,469,654	¥ 25,720,892
Net income attributable to Vipshop Holdings Limited's shareholders	7,242,490	$ 1,035,664	7,739,935	8,116,624
Group Equity Investment
Investments in equity method investees
Revenues	3,059,332		2,277,551	3,116,172
Gross profit	1,263,943		554,778	165,578
Income from operations	1,051,391		530,092	310,193
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 872,993		¥ 435,189	¥ 260,582